Distribution Date:	12/15/23	JPMCC Commercial Mortgage Securities Trust 2016-JP4
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2016-JP4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Kunal Singh	(212) 834-5467

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	JupiterlVxx, LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645UAQ0	1.891300%	35,667,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645UAR8	2.983800%	129,067,000.00	10,257,918.86	20,472.14	25,506.32	0.00	0.00	45,978.46	10,237,446.72	36.41%	30.00%
A-3	46645UAS6	3.392800%	215,000,000.00	215,000,000.00	0.00	607,876.67	0.00	0.00	607,876.67	215,000,000.00	36.41%	30.00%
A-4	46645UAT4	3.648300%	266,136,000.00	266,136,000.00	0.00	809,119.97	0.00	0.00	809,119.97	266,136,000.00	36.41%	30.00%
A-SB	46645UAU1	3.474300%	52,478,000.00	32,289,729.46	944,380.75	93,486.84	0.00	0.00	1,037,867.59	31,345,348.71	36.41%	30.00%
A-S	46645UAX5	3.870300%	59,858,000.00	59,858,000.00	0.00	193,057.01	0.00	0.00	193,057.01	59,858,000.00	29.13%	24.00%
B	46645UAY3	4.052600%	61,106,000.00	61,106,000.00	0.00	206,365.15	0.00	0.00	206,365.15	61,106,000.00	21.69%	17.88%
C	46645UAZ0	3.380080%	49,882,000.00	49,882,000.00	0.00	140,504.27	0.00	0.00	140,504.27	49,882,000.00	15.63%	12.88%
D	46645UAC1	3.380080%	56,117,000.00	56,117,000.00	0.00	158,066.60	0.00	0.00	158,066.60	56,117,000.00	8.80%	7.25%
E	46645UAE7	4.130080%	22,447,000.00	22,447,000.00	0.00	77,256.58	0.00	0.00	77,256.58	22,447,000.00	6.07%	5.00%
F	46645UAG2	4.130080%	17,459,000.00	17,459,000.00	0.00	60,089.22	0.00	0.00	60,089.22	17,459,000.00	3.94%	3.25%
NR*	46645UAJ6	4.130080%	32,423,640.00	32,423,640.00	0.00	39,566.54	0.00	0.00	39,566.54	32,423,640.00	0.00%	0.00%
R	46645UAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645UAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			997,640,640.00	822,976,288.32	964,852.89	2,410,895.17	0.00	0.00	3,375,748.06	822,011,435.43

X-A	46645UAV9	0.574453%	758,206,000.00	583,541,648.32	0.00	279,347.72	0.00	0.00	279,347.72	582,576,795.43
X-B	46645UAW7	0.077480%	61,106,000.00	61,106,000.00	0.00	3,945.39	0.00	0.00	3,945.39	61,106,000.00
X-C	46645UAA5	0.750000%	105,999,000.00	105,999,000.00	0.00	66,249.38	0.00	0.00	66,249.38	105,999,000.00
Notional SubTotal			925,311,000.00	750,646,648.32	0.00	349,542.49	0.00	0.00	349,542.49	749,681,795.43

Deal Distribution Total					964,852.89	2,760,437.66	0.00	0.00	3,725,290.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645UAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645UAR8	79.47747186	0.15861638	0.19762077	0.00000000	0.00000000	0.00000000	0.00000000	0.35623715	79.31885548
A-3	46645UAS6	1,000.00000000	0.00000000	2.82733335	0.00000000	0.00000000	0.00000000	0.00000000	2.82733335	1,000.00000000
A-4	46645UAT4	1,000.00000000	0.00000000	3.04024998	0.00000000	0.00000000	0.00000000	0.00000000	3.04024998	1,000.00000000
A-SB	46645UAU1	615.30030603	17.99574584	1.78144823	0.00000000	0.00000000	0.00000000	0.00000000	19.77719406	597.30456020
A-S	46645UAX5	1,000.00000000	0.00000000	3.22524992	0.00000000	0.00000000	0.00000000	0.00000000	3.22524992	1,000.00000000
B	46645UAY3	1,000.00000000	0.00000000	3.37716673	0.00000000	0.00000000	0.00000000	0.00000000	3.37716673	1,000.00000000
C	46645UAZ0	1,000.00000000	0.00000000	2.81673289	0.00000000	0.00000000	0.00000000	0.00000000	2.81673289	1,000.00000000
D	46645UAC1	1,000.00000000	0.00000000	2.81673290	0.00000000	0.00000000	0.00000000	0.00000000	2.81673290	1,000.00000000
E	46645UAE7	1,000.00000000	0.00000000	3.44173297	0.00000000	0.00000000	0.00000000	0.00000000	3.44173297	1,000.00000000
F	46645UAG2	1,000.00000000	0.00000000	3.44173320	0.00000000	0.00000000	0.00000000	0.00000000	3.44173320	1,000.00000000
NR	46645UAJ6	1,000.00000000	0.00000000	1.22029914	2.22143381	54.41411421	0.00000000	0.00000000	1.22029914	1,000.00000000
R	46645UAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645UAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645UAV9	769.63470128	0.00000000	0.36843248	0.00000000	0.00000000	0.00000000	0.00000000	0.36843248	768.36215412
X-B	46645UAW7	1,000.00000000	0.00000000	0.06456633	0.00000000	0.00000000	0.00000000	0.00000000	0.06456633	1,000.00000000
X-C	46645UAA5	1,000.00000000	0.00000000	0.62500005	0.00000000	0.00000000	0.00000000	0.00000000	0.62500005	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/23 - 11/30/23	30	0.00	25,506.32	0.00	25,506.32	0.00	0.00	0.00	25,506.32	0.00
A-3	11/01/23 - 11/30/23	30	0.00	607,876.67	0.00	607,876.67	0.00	0.00	0.00	607,876.67	0.00
A-4	11/01/23 - 11/30/23	30	0.00	809,119.97	0.00	809,119.97	0.00	0.00	0.00	809,119.97	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	93,486.84	0.00	93,486.84	0.00	0.00	0.00	93,486.84	0.00
X-A	11/01/23 - 11/30/23	30	0.00	279,347.72	0.00	279,347.72	0.00	0.00	0.00	279,347.72	0.00
X-B	11/01/23 - 11/30/23	30	0.00	3,945.39	0.00	3,945.39	0.00	0.00	0.00	3,945.39	0.00
X-C	11/01/23 - 11/30/23	30	0.00	66,249.38	0.00	66,249.38	0.00	0.00	0.00	66,249.38	0.00
A-S	11/01/23 - 11/30/23	30	0.00	193,057.01	0.00	193,057.01	0.00	0.00	0.00	193,057.01	0.00
B	11/01/23 - 11/30/23	30	0.00	206,365.15	0.00	206,365.15	0.00	0.00	0.00	206,365.15	0.00
C	11/01/23 - 11/30/23	30	0.00	140,504.27	0.00	140,504.27	0.00	0.00	0.00	140,504.27	0.00
D	11/01/23 - 11/30/23	30	0.00	158,066.60	0.00	158,066.60	0.00	0.00	0.00	158,066.60	0.00
E	11/01/23 - 11/30/23	30	0.00	77,256.58	0.00	77,256.58	0.00	0.00	0.00	77,256.58	0.00
F	11/01/23 - 11/30/23	30	0.00	60,089.22	0.00	60,089.22	0.00	0.00	0.00	60,089.22	0.00
NR	11/01/23 - 11/30/23	30	1,686,472.29	111,593.51	0.00	111,593.51	72,026.97	0.00	0.00	39,566.54	1,764,303.65
Totals			1,686,472.29	2,832,464.63	0.00	2,832,464.63	72,026.97	0.00	0.00	2,760,437.66	1,764,303.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,725,290.55
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,843,879.09	Master Servicing Fee	5,486.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,824.88
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	342.91
ARD Interest	0.00	Operating Advisor Fee	1,104.70
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	364.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,843,879.09	Total Fees	11,413.20

Principal		Expenses/Reimbursements
Scheduled Principal	964,852.89	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	55,991.51
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,128.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	906.48
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	964,852.89	Total Expenses/Reimbursements	72,026.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,760,437.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	964,852.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,725,290.55
Total Funds Collected	3,808,731.98	Total Funds Distributed	3,808,730.72

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	822,976,288.89	822,976,288.89	Beginning Certificate Balance	822,976,288.32
(-) Scheduled Principal Collections	964,852.89	964,852.89	(-) Principal Distributions	964,852.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	822,011,436.00	822,011,436.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	824,222,601.30	824,222,601.30	Ending Certificate Balance	822,011,435.43
Ending Actual Collateral Balance	823,396,702.33	823,396,702.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	10,918,807.55	1.33%	33	4.5197	NAP	Defeased	2	10,918,807.55	1.33%	33	4.5197	NAP
	9,999,999 or less	9	49,514,306.12	6.02%	35	4.6103	1.463733	1.24 or less	5	138,123,194.99	16.80%	35	4.7427	0.790426
10,000,000 to 19,999,999		11	182,968,045.46	22.26%	30	4.4909	1.772695	1.25 to 1.74	15	202,940,921.14	24.69%	35	4.4148	1.434109
20,000,000 to 24,999,999		4	90,146,098.31	10.97%	33	4.3706	1.453639	1.75 to 2.24	7	207,143,808.85	25.20%	37	3.8964	2.134586
25,000,000 to 49,999,999		3	89,081,097.16	10.84%	35	4.7491	1.481874	2.25 to 2.74	2	34,098,921.75	4.15%	5	4.7130	2.560454
	50,000,000 or greater	6	399,383,081.40	48.59%	35	3.7358	2.560979	2.75 or greater	4	228,785,781.72	27.83%	34	3.6724	3.291246
	Totals	35	822,011,436.00	100.00%	34	4.1464	2.067492	Totals	35	822,011,436.00	100.00%	34	4.1464	2.067492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	10,918,807.55	1.33%	33	4.5197	NAP	Texas	4	37,972,250.88	4.62%	35	4.4636	1.264673
Alabama	1	4,034,496.68	0.49%	35	4.4600	1.817500	Virginia	1	2,437,373.17	0.30%	37	4.6800	1.294900
Arizona	5	9,616,639.73	1.17%	35	4.4163	1.341578	Washington	1	23,604,512.62	2.87%	35	4.5400	1.138700
California	2	136,669,915.40	16.63%	37	3.4760	2.205179	Totals	67	822,011,436.00	100.00%	34	4.1464	2.067492
Colorado	2	5,997,393.93	0.73%	37	4.6800	1.294856
									Property Type³
Connecticut	4	4,923,381.05	0.60%	33	4.1140	1.395200
Florida	5	49,171,648.45	5.98%	34	4.2643	2.161447		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	26,591,064.48	3.23%	35	4.2604	1.855130		Properties	Balance	Agg. Bal.			DSCR¹
Hawaii	1	94,000,000.00	11.44%	35	4.1995	3.143700	Defeased	2	10,918,807.55	1.33%	33	4.5197	NAP
Illinois	3	60,348,837.48	7.34%	36	4.9295	0.670353	Industrial	1	7,232,097.49	0.88%	35	4.3980	1.818600
Indiana	2	19,828,587.15	2.41%	33	4.3744	2.533720	Lodging	5	139,351,257.02	16.95%	35	4.2946	2.886656
Iowa	5	16,381,007.08	1.99%	37	4.6800	1.294860	Mobile Home Park	18	33,835,248.14	4.12%	33	4.1140	1.395200
Kansas	3	11,370,555.93	1.38%	35	4.6159	1.334552	Multi-Family	2	38,521,950.51	4.69%	36	5.0497	1.657765
Kentucky	1	5,205,394.40	0.63%	34	5.0200	1.596300	Office	9	300,049,525.47	36.50%	35	3.9929	1.766438
Louisiana	1	29,481,141.58	3.59%	36	5.1800	1.880300	Retail	30	292,102,549.82	35.54%	32	4.0978	2.143711
Maryland	3	6,649,683.61	0.81%	33	4.1140	1.395200	Totals	67	822,011,436.00	100.00%	34	4.1464	2.067492
Michigan	3	6,347,633.53	0.77%	33	4.1140	1.395200
Minnesota	2	28,103,921.42	3.42%	35	5.0088	1.161058
Missouri	1	1,042,500.00	0.13%	35	5.2600	1.605700
Nevada	2	25,922,558.68	3.15%	35	4.4701	2.104986
New Hampshire	3	8,631,336.56	1.05%	35	4.4480	1.294600
New Jersey	1	19,065,877.66	2.32%	34	4.4500	1.478200
New York	2	87,000,000.00	10.58%	32	3.2042	2.219948
Ohio	3	65,239,265.40	7.94%	34	3.6299	3.569836
Pennsylvania	2	25,455,651.58	3.10%	(4)	4.8225	2.122867

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	10,918,807.55	1.33%	33	4.5197	NAP	Defeased	2	10,918,807.55	1.33%	33	4.5197	NAP
	3.99999% or less	5	268,815,313.18	32.70%	35	3.3373	2.684455	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	13	291,264,328.35	35.43%	34	4.2652	2.070558	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	9	172,347,821.75	20.97%	36	4.7364	1.288488	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	6	78,665,165.17	9.57%	23	5.1269	1.727707	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	822,011,436.00	100.00%	34	4.1464	2.067492	49 months or greater	33	811,092,628.45	98.67%	34	4.1414	2.074585
								Totals	35	822,011,436.00	100.00%	34	4.1464	2.067492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	10,918,807.55	1.33%	33	4.5197	NAP	Defeased	2	10,918,807.55	1.33%	33	4.5197	NAP
	60 months or less	33	811,092,628.45	98.67%	34	4.1414	2.074585	Interest Only	8	331,115,000.00	40.28%	34	3.6724	2.787026
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	25	479,977,628.45	58.39%	34	4.4648	1.583104
	Totals	35	822,011,436.00	100.00%	34	4.1464	2.067492	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	822,011,436.00	100.00%	34	4.1464	2.067492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	10,918,807.55	1.33%	33	4.5197	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	811,092,628.45	98.67%	34	4.1414	2.074585
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	822,011,436.00	100.00%	34	4.1464	2.067492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931001	LO	Honolulu	HI	Actual/360	4.199%	328,960.83	0.00	0.00	N/A	11/01/26	--	94,000,000.00	94,000,000.00	12/01/23
2	306881004	RT	Fresno	CA	Actual/360	3.587%	239,133.33	0.00	0.00	N/A	11/01/26	--	80,000,000.00	80,000,000.00	12/01/23
3	306531005	OF	New York	NY	Actual/360	2.860%	150,123.75	0.00	0.00	N/A	09/01/26	--	63,000,000.00	63,000,000.00	12/01/23
4	307080004	OF	Rosemont	IL	Actual/360	4.960%	230,718.97	105,940.21	0.00	N/A	12/01/26	--	55,819,106.21	55,713,166.00	05/01/23
5	306881109	OF	Sunnyvale	CA	Actual/360	3.319%	157,137.43	136,962.71	0.00	N/A	04/01/27	--	56,806,878.11	56,669,915.40	12/01/23
6	307080006	RT	Fairlawn	OH	Actual/360	3.314%	138,083.33	0.00	0.00	N/A	10/01/26	--	50,000,000.00	50,000,000.00	12/01/23
9	28300945	MH	Various	Various	Actual/360	4.114%	116,214.05	62,869.97	0.00	N/A	09/06/26	--	33,898,118.11	33,835,248.14	12/06/23
10	307080010	MF	New Orleans	LA	Actual/360	5.180%	127,478.60	50,581.11	0.00	N/A	12/06/26	--	29,531,722.69	29,481,141.58	12/06/23
11	307080011	OF	Bloomington	MN	Actual/360	5.090%	109,476.55	45,089.06	0.00	N/A	11/06/26	--	25,809,796.50	25,764,707.44	12/06/23
12	307080012	RT	Everett	WA	Actual/360	4.540%	89,485.20	47,962.29	0.00	N/A	11/06/26	--	23,652,474.91	23,604,512.62	12/06/23
13	307080013	LO	Treasure Island	FL	Actual/360	4.571%	83,155.46	44,572.71	0.00	N/A	09/01/26	--	21,830,354.43	21,785,781.72	12/01/23
14	28200906	OF	New York	NY	Actual/360	4.109%	82,180.00	0.00	0.00	N/A	07/06/26	--	24,000,000.00	24,000,000.00	12/06/23
15	307080015	RT	Cypress	TX	Actual/360	4.270%	73,970.11	32,048.85	0.00	N/A	11/01/26	--	20,787,852.82	20,755,803.97	12/01/23
16	695100712	OF	Las Vegas	NV	Actual/360	4.498%	70,201.28	38,203.95	0.00	N/A	11/06/26	--	18,728,665.14	18,690,461.19	12/06/23
17	307080017	OF	Palm Beach Gardens	FL	30/360	3.980%	63,614.89	34,971.55	0.00	N/A	12/01/26	--	19,180,369.33	19,145,397.78	12/01/23
18	28200964	OF	Newark	NJ	Actual/360	4.450%	70,822.93	32,439.42	0.00	N/A	10/06/26	--	19,098,317.08	19,065,877.66	11/06/23
19	695100716	RT	Various	Various	Actual/360	4.680%	69,743.76	35,549.37	0.00	N/A	01/06/27	--	17,883,014.88	17,847,465.51	12/06/23
20	695100721	RT	Various	Various	Actual/360	4.680%	68,156.88	34,740.52	0.00	N/A	01/06/27	--	17,476,123.32	17,441,382.80	12/06/23
21	307080021	RT	Philadelphia	PA	Actual/360	5.100%	68,550.20	30,538.13	0.00	N/A	09/06/21	--	16,129,459.88	16,098,921.75	01/06/22
22	307080022	OF	Indianapolis	IN	Actual/360	4.367%	65,503.50	0.00	0.00	N/A	09/01/26	--	18,000,000.00	18,000,000.00	11/01/23
23	307080023	RT	Various	Various	Actual/360	4.448%	58,323.93	32,324.12	0.00	N/A	11/01/26	--	15,734,873.03	15,702,548.91	12/01/23
25	695100708	RT	Savannah	GA	Actual/360	4.360%	56,609.14	25,128.61	0.00	N/A	11/06/26	--	15,580,496.58	15,555,367.97	12/06/23
26	695100731	RT	Hilliard	OH	Actual/360	4.699%	56,432.89	26,539.54	0.00	N/A	12/06/26	--	14,411,464.92	14,384,925.38	12/06/23
28	307080028	LO	Kennesaw	GA	Actual/360	4.120%	37,970.89	23,784.92	0.00	N/A	11/01/26	--	11,059,481.43	11,035,696.51	12/01/23
29	695100725	RT	Bloomsburg	PA	Actual/360	4.345%	33,945.40	18,293.92	0.00	N/A	11/06/26	--	9,375,023.75	9,356,729.83	12/06/23
30	307080030	MF	Houston	TX	Actual/360	4.625%	34,914.32	18,042.05	0.00	N/A	12/01/26	--	9,058,850.98	9,040,808.93	12/01/23
31	695100706	LO	Lubbock	TX	Actual/360	4.690%	27,843.08	20,890.69	0.00	N/A	10/06/26	--	7,124,028.67	7,103,137.98	12/06/23
32	695100720	IN	Las Vegas	NV	Actual/360	4.398%	26,560.59	14,992.76	0.00	N/A	11/06/26	--	7,247,090.25	7,232,097.49	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	695100726	IN	Orlando	FL	Actual/360	4.425%	21,232.26	10,408.78	0.00	N/A	08/06/26	--	5,757,901.88	5,747,493.10	12/06/23
35	695100702	LO	Salina	KS	Actual/360	4.670%	21,161.03	10,882.81	0.00	N/A	10/06/26	--	5,437,523.62	5,426,640.81	12/06/23
36	307080036	RT	Lexington	KY	Actual/360	5.020%	21,817.43	9,927.20	0.00	N/A	10/06/26	--	5,215,321.60	5,205,394.40	12/06/23
37	695100711	RT	Carrollton	TX	Actual/360	4.625%	19,966.11	9,082.77	0.00	N/A	11/06/26	--	5,180,397.22	5,171,314.45	12/06/23
38	695100723	RT	Midfield	AL	Actual/360	4.460%	15,039.79	12,084.87	0.00	N/A	11/06/26	--	4,046,581.55	4,034,496.68	12/06/23
39	28000875	RT	Dimmitt	TX	Actual/360	5.350%	4,781.56	0.00	0.00	N/A	05/06/26	--	1,072,500.00	1,072,500.00	12/06/23
40	28000979	RT	Jackson	MO	Actual/360	5.260%	4,569.62	0.00	0.00	N/A	11/06/26	--	1,042,500.00	1,042,500.00	12/06/23
Totals							2,843,879.09	964,852.89	0.00				822,976,288.89	822,011,436.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	175,600,051.00	191,425,423.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	27,257,864.28	20,106,331.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	96,803,112.89	76,177,423.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,400,818.62	1,638,735.68	01/01/23	03/31/23	--	0.00	0.00	335,957.25	2,354,946.28	0.00	0.00
5	30,896,610.42	24,770,576.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,743,987.24	9,375,040.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,036,412.80	5,985,057.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,996,227.25	3,058,390.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,404,346.23	1,890,372.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,951,512.70	1,515,081.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,514,390.00	5,225,119.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,153,608.34	1,170,102.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,816,412.00	1,375,011.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,524,479.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,108,374.65	957,502.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	12,259,117.00	3,048,102.00	01/01/23	03/31/23	--	0.00	0.00	103,182.77	103,182.77	0.00	0.00
19	1,636,221.51	818,111.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,598,886.63	1,199,165.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	439,112.00	728,191.00	01/01/23	03/31/23	12/12/23	13,187,403.69	1,385,183.56	42,893.99	897,490.85	457,670.21	0.00
22	14,959,988.00	14,596,655.00	10/01/22	09/30/23	--	0.00	0.00	65,428.50	65,428.50	0.00	0.00
23	2,849,057.12	2,044,667.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,709,872.00	0.00	--	--	--	0.00	0.00	0.00	0.00	6,499.21	0.00
26	1,526,711.32	1,272,331.71	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,539,781.00	1,787,052.29	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,117,768.06	798,758.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	722,478.51	305,689.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	990,984.98	926,202.35	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,051,703.05	717,945.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,118,764.16	627,205.74	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	584,181.88	486,035.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	895,044.51	334,844.55	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	3,735.90	0.00
39	93,405.18	70,054.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	90,723.13	68,042.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	422,867,528.46	376,023,699.62				13,187,403.69	1,385,183.56	547,462.52	3,421,048.40	467,905.32	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	0	0.00	0	0.00	1	55,713,166.00	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.146391%	4.107911%	34
11/17/23	0	0.00	0	0.00	1	55,819,106.21	0	0.00	1	16,129,459.88	0	0.00	0	0.00	0	0.00	4.146723%	4.108223%	35
10/17/23	0	0.00	0	0.00	1	55,916,937.94	0	0.00	1	16,157,589.46	0	0.00	0	0.00	0	0.00	4.147028%	4.108510%	36
09/15/23	0	0.00	0	0.00	1	56,022,039.36	0	0.00	1	16,187,879.30	0	0.00	0	0.00	0	0.00	4.147356%	4.108819%	37
08/17/23	0	0.00	1	56,119,008.02	0	0.00	0	0.00	1	16,215,753.45	0	0.00	0	0.00	0	0.00	4.147657%	4.109102%	38
07/17/23	1	56,215,564.28	0	0.00	0	0.00	0	0.00	1	16,243,505.72	0	0.00	0	0.00	0	0.00	4.147956%	4.109383%	39
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148278%	4.109686%	40
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148572%	4.126987%	41
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148890%	4.127298%	42
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.149181%	4.127582%	43
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.149545%	4.127938%	44
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.149831%	4.128218%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	307080004	05/01/23	6	6	335,957.25	2,354,946.28	174,723.56	56,415,140.31	05/18/23	2
18	28200964	11/06/23	0	B	103,182.77	103,182.77	0.00	19,098,317.08
21	307080021	01/06/22	22	5	42,893.99	897,490.85	2,173,114.98	16,749,774.35	09/16/20	7			06/20/23
22	307080022	11/01/23	0	B	65,428.50	65,428.50	0.00	18,000,000.00
Totals					547,462.52	3,421,048.40	2,347,838.54	110,263,231.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		16,098,922	0	0		16,098,922
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		713,953,751	658,240,585	55,713,166		0
37 - 48 Months		91,958,764	91,958,764	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	822,011,436	750,199,348	0	0	55,713,166	16,098,922
Nov-23	822,976,289	751,027,723	0	0	55,819,106	16,129,460
Oct-23	823,875,313	751,800,785	0	0	55,916,938	16,157,589
Sep-23	824,833,204	752,623,286	0	0	56,022,039	16,187,879
Aug-23	825,725,071	753,390,309	0	56,119,008	0	16,215,753
Jul-23	826,613,501	754,154,431	56,215,564	0	0	16,243,506
Jun-23	827,561,168	811,287,736	0	0	16,273,432	0
May-23	828,442,522	812,141,590	0	0	16,300,932	0
Apr-23	829,383,359	813,052,744	0	0	16,330,615	0
Mar-23	830,257,690	813,899,824	0	0	16,357,865	0
Feb-23	831,317,990	814,926,058	0	0	16,391,932	0
Jan-23	832,184,859	815,765,945	0	0	16,418,914	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	307080004	55,713,166.00	56,415,140.31	101,000,000.00	08/09/23	1,268,969.43	0.61840	03/31/23	12/01/26	275
21	307080021	16,098,921.75	16,749,774.35	8,400,000.00	01/06/23	728,191.00	2.44960	03/31/23	09/06/21	272
Totals		71,812,087.75	73,164,914.66	109,400,000.00		1,997,160.43

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	307080004	OF	IL	05/18/23	2
Loan transferred SS on 5/18/23 for imminent default due to cash flow issues. Borrower has stopped funding shortfalls. Lender filed foreclosure and will continue to discuss alternatives with Borrower.

21	307080021	RT	PA	09/16/20	7

REO Title Date:6/20/2023: The collateral is a 223,434 SF retail center situated on 18.3 acres in NE Philadelphia, PA. The Property is comprised of two one-story buildings built in 1989 and renovated in 2005. The Property is anchored by Big Lots

(14% NRA; LXP 01/28) and as of 11/30/2023, it is approx. 61.0% occupied. Crossed with or is companion: N.A Deferred Maintenance/Repair Issues: Roofs in poor condition need to be replaced Sidewalks and parking lots need repairs.

Leasing: Working with prospect to lease the 37K SF. Marketing: The property is currently not being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	307080023	0.00	4.44800%	0.00	4.44800%	8	01/28/21	01/28/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	307080007 10/18/21	41,080,890.18	67,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		41,080,890.18	67,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
7	307080007	10/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,628.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	55,991.51	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	906.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,128.98	0.00	906.48	55,991.51	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		72,026.97

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Supplemental Notes
None

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